LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 123,928	$ 72,047	$ 73,366
Long-term lease liabilities	112,719	64,638
Total lease liabilities	$ 131,573	$ 75,968
Weighted average remaining lease term (years)	8 years 11 months 26 days	9 years 2 months 15 days
Weighted average discount rate	4.03%	3.51%
Accrued expenses and other liabilities [Member]
Lessee, Lease, Description [Line Items]
Current lease liabilities Accrued expenses and other liabilities	$ 18,854	$ 11,330